Provisions	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Provisions
29.	Provisions

(1)	Provisions as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Current	Non-current	Current	Non-current
		In millions of won
Employment benefits
Provisions for employment benefits	￦	913,787	—	976,347	—
Litigation
Litigation provisions		48,621	24,955	40,157	37,636
Decommissioning cost
Nuclear plants		—	13,007,228	—	13,388,134
Spent fuel		—	1,339,046	—	1,291,354
Radioactive waste		11,494	1,626,877	4,310	1,680,698
PCBs		—	180,087	—	147,668
Other recovery provisions		—	6,659	—	10,477
Others
Power plant regional support program		153,756	—	137,668	—
Transmission regional support program		243,365	—	151,698	—
Provisions for tax		61	—	6,845	—
Provisions for financial guarantee		—	23,475	1,320	14,266
Provisions for RPS		271,624	—	93,919	—
Provisions for greenhouse gas emissions obligations		414,252	—	136,187	—
Others		80,538	16,387	46,347	15,515

	￦	2,137,498	16,224,714	1,594,798	16,585,748

(2)	Changes in provisions for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	810,607	984,896	(880,255)	(1,461)	—	913,787
Litigation
Litigation provisions		198,237	34,629	(152,461)	(7,096)	267	73,576
Decommissioning cost
Nuclear plants		10,195,928	2,818,033	(6,733)	—	—	13,007,228
Spent fuel		1,374,225	307,682	(342,861)	—	—	1,339,046
Radioactive waste		1,479,502	222,632	(63,763)	—	—	1,638,371
PCBs		191,744	5,309	(14,266)	(2,700)	—	180,087
Other recovery provisions		507	5,939	—	—	213	6,659
Others
Power plant regional support program		152,851	94,039	(103,889)	—	10,755	153,756
Transmission regional support program		282,608	143,178	(182,421)	—	—	243,365
Provisions for tax		242	—	(25)	(136)	(20)	61
Provisions for financial guarantee		29,665	3,760	—	(9,945)	(5)	23,475
Provisions for RPS		417,404	242,946	(388,726)	—	—	271,624
Provisions for greenhouse gas emissions obligations		249,644	422,666	(256,758)	(1,300)	—	414,252
Others(*)		43,975	6,639	(3,348)	(26,477)	76,136	96,925

	￦	15,427,139	5,292,348	(2,395,506)	(49,115)	87,346	18,362,212

(*)

The Company believes that the possibility of economic outflow is probable on the cost of construction suspension of Shin-Kori unit 5 and 6 for three months. For this reason, the Company recognized ￦77,261 million of provision as addition to construction-in-progress.

		2018
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance
		In millions of won
Employment benefits
Provisions for employment benefits	￦	913,787	912,440	(843,281)	(6,599)	—	976,347
Litigation
Litigation provisions(*)		73,576	234,517	(216,187)	(13,847)	(266)	77,793
Decommissioning cost
Nuclear plants		13,007,228	411,316	(30,410)	—	—	13,388,134
Spent fuel		1,339,046	435,007	(482,699)	—	—	1,291,354
Radioactive waste		1,638,371	112,815	(66,178)	—	—	1,685,008
PCBs		180,087	4,600	(13,758)	(23,261)	—	147,668
Other recovery provisions		6,659	2,125	—	—	1,693	10,477
Others
Power plant regional support program		153,756	46,366	(71,978)	—	9,524	137,668
Transmission regional support program		243,365	141,661	(233,328)	—	—	151,698
Provisions for tax		61	6,821	—	—	(37)	6,845
Provisions for financial guarantee		23,475	1,179	(67)	(8,432)	(569)	15,586
Provisions for RPS		271,624	297,802	(475,507)	—	—	93,919
Provisions for greenhouse gas emissions obligations		414,252	131,860	(350,356)	(59,569)	—	136,187
Others		96,925	44,732	(82,632)	(745)	3,582	61,862

	￦	18,362,212	2,783,241	(2,866,381)	(112,453)	13,927	18,180,546

(*)

As described in note 53.(1), the Company believes that the possibility of economic outflow is probable on the request for additional construction costs of Hyundai E&C, GS Engineering & Construction Corp. and Hansol SeenTec Co., Ltd. For this reason, the Company recognized ￦204,787 million of provision as addition to property, plant and equipment.